Class A Ordinary Shares Subject to Possible Redemption (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Temporary Equity [Line Items]
Temporary equity, shares outstanding	6,000,000	6,000,000	6,000,000	6,000,000	6,000,000
Class A ordinary shares subject to possible redemption	$ 2,140,000	$ 2,140,000		$ 2,140,000
SPRING VALLEY ACQUISITION CORP
Temporary Equity [Line Items]
Class A ordinary shares subject to possible redemption	$ 232,300,000	$ 232,300,000		$ 232,300,000
SPRING VALLEY ACQUISITION CORP | Class A Common Stock
Temporary Equity [Line Items]
Temporary equity, par value	$ 0.0001	$ 0.0001
Temporary equity, shares outstanding	23,000,000	23,000,000
SPRING VALLEY ACQUISITION CORP | Class A Ordinary Shares Subject to Redemption
Temporary Equity [Line Items]
Temporary equity, shares authorized	300,000,000			300,000,000
Temporary equity, par value	$ 0.0001			$ 0.0001
Temporary equity, shares outstanding	23,000,000			23,000,000
Gross proceeds from Initial Public Offering	$ 230,000,000
Fair value of Public Warrants at issuance	(12,650,000)
Offering costs allocated to Class A ordinary shares subject to possible redemption	(11,743,101)
Accretion on Class A ordinary shares subject to possible redemption amount	26,693,101
Class A ordinary shares subject to possible redemption	$ 232,300,000